UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
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            New York, New York 10022
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           --------------------------------------------------

Form 13F File Number:      028-12306
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
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Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Dennis H. Leibowitz         New York, New York       November 14, 2007
-----------------------------    -------------------    -------------------
      [Signature]                   [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)























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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          24
                                               -------------

Form 13F Information Table Value Total:         $192,289
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                13F File Number                 Name

NONE



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
                                                  Form 13F INFORMATION TABLE


       COLUMN 1                  COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                                           VALUE       SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP      (x$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE


FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109    20,307      350,000  SH           SOLE                350,000   0     0

DOBSON COMMUNICATIONS CORP    CL A            256069105    13,304    1,040,160  SH           SOLE              1,040,160   0     0

TIME WARNER TELECOM INC       CL A            887319101    12,428      565,700  SH           SOLE                565,700   0     0

CENTENNIAL COMMUNCTNS CORP N  CL A NEW        15133V208    11,520    1,138,300  SH           SOLE              1,138,300   0     0

NII HLDGS INC                 CL B NEW        62913F201    11,501      140,000  SH           SOLE                140,000   0     0

RURAL CELLULAR CORP           CL A            781904107     9,918      228,009  SH           SOLE                228,009   0     0

NUTRI SYS INC NEW             COM             67069D108     9,110      194,280  SH           SOLE                194,280   0     0

VALUECLICK INC                COM             92046N102     9,215      410,281  SH           SOLE                410,281   0     0

INTERNAP NETWORK SVCS CORP    COM PAR $.001   45885A300     8,066      569,200  SH           SOLE                569,200   0     0

DG FASTCHANNEL INC            COM             23326R109     8,269      350,670  SH           SOLE                350,670   0     0

EHEALTH INC                   COM             28238P109     8,121      293,179  SH           SOLE                293,179   0     0

NEXSTAR BROADCASTING GROUP I  CL A            65336K103     7,393      704,800  SH           SOLE                704,800   0     0

LIBERTY GLOBAL INC            COM SER C       530555309     6,510      168,398  SH           SOLE                168,398   0     0

GOOGLE INC                    CL A            38259P508    15,033       26,500  SH  CALL     SOLE                 26,500   0     0

DIRECTV GROUP INC             COM             25459L106     5,754      237,000  SH           SOLE                237,000   0     0

EQUINIX INC                   COM NEW         29444U502     5,321       60,000  SH           SOLE                 60,000   0     0

CARMIKE CINEMAS INC           COM             143436400     5,564      302,893  SH           SOLE                302,893   0     0

EARTHLINK INC                 COM             270321102     4,158      525,000  SH           SOLE                525,000   0     0

GATEHOUSE MEDIA INC           COM             367348109     3,978      312,000  SH           SOLE                312,000   0     0

COGENT COMM GROUP INC         COM NEW         19239V302     3,677      157,525  SH           SOLE                157,525   0     0

LIBERTY GLOBAL INC            COM SER A       530555101     2,748       67,002  SH           SOLE                 67,002   0     0

COMCAST CORP NEW              CL A            20030N101       484       20,000  SH           SOLE                 20,000   0     0

FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109     5,802      100,000  SH  PUT      SOLE                100,000   0     0

NII HLDGS INC                 CL B NEW        62913F201     4,108       50,000  SH  PUT      SOLE                 50,000   0     0
